Label	Element	Value
Invesco S&P 500 Downside Hedged ETF
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INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED July 29, 2022, TO THE
PROSPECTUSES DATED FEBRUARY 25, 2022, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500®  Downside Hedged ETF (PHDG)
(the “Fund”)
Effective immediately, the Fund’s Prospectuses are revised as noted below.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco S&P 500® Downside Hedged ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
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The section titled “Investment Objective” is deleted and replaced with the following:
The Invesco S&P 500® Downside Hedged ETF (the “Fund”) seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
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The section titled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund seeks to achieve its investment objective by allocating its assets generally among the components of the S&P 500® Dynamic VEQTOR Index (the “Benchmark”). The Benchmark is composed of up to three types of components: (i) an equity component, represented by the S&P 500® Index; (ii) a volatility hedge component, represented by the S&P 500® VIX Short-Term Futures Index (“VIX Futures Index”); and (iii) cash.
The Benchmark is designed to measure the performance of the broad equity markets with an implied volatility hedge. “Implied volatility” is a measure of the expected volatility of the S&P 500® Index that is reflected in the value of the Chicago Board Options Exchange (“CBOE”) Volatility Index (“VIX Index”). Known as the “fear gauge” of the broader U.S. equities market, the VIX Index measures market volatility in large capitalization U.S. stocks and is calculated based on the prices of certain put and call options on the S&P 500® Index.
The VIX Futures Index is designed to measure the returns from long positions in futures contracts on the VIX Index. The Benchmark’s allocation to the VIX Futures Index is designed to serve as a volatility hedge, as volatility historically tends to correlate negatively to the performance of the U.S. equity markets (i.e., rapid declines in the performance of U.S. equity markets generally are associated with high volatility in such markets). Accordingly, pursuant to its methodology, the Benchmark allocates a greater portion of its weight to its equity component (the S&P 500® Index) during periods of low volatility, and a greater portion of its weight to its volatility hedge component (the VIX Futures Index) during periods of increased volatility.
Under normal circumstances, the Fund will invest its portfolio in a combination of assets that are similar, but not necessarily identical, to that of the Benchmark. The Fund’s portfolio is composed of: (i) an equity sleeve, consisting of the component securities of the S&P 500® Index, (ii) a volatility hedge sleeve, consisting of VIX Index-Related Instruments (defined below), which include futures contracts on the VIX Index, (iii) futures contracts that track the S&P 500® Index (“S&P 500 Futures”); and (iv) various liquid investments, including short-term U.S. Treasury Securities, money market instruments, cash and cash equivalents. With respect to its equity sleeve, the Fund utilizes a “passive” investment strategy that seeks to track the performance of the S&P 500® Index as closely as possible. To do so, the Fund employs a “full replication” methodology; “full replication” means that the Fund generally invests the portion of its portfolio allocated to its equity sleeve in all of the component securities of the S&P 500® Index in proportion to their weightings in the S&P 500® Index. Although the Fund employs a passive strategy with respect to its equity sleeve, Invesco Capital Management LLC (the “Adviser”), the Fund’s adviser, will actively manage the Fund’s investments in VIX Index-Related Instruments, S&P 500 Futures, short-term instruments and cash, as well as the Fund’s allocation of its assets among the equity and volatility hedge sleeves. Such allocations may not correspond to the Benchmark’s allocations. Instead, the Adviser will seek to obtain returns for the Fund that exceed the Benchmark by providing the Fund with equity or volatility hedge sleeve allocations that are higher or lower than those of the Benchmark at any time given the market conditions at that time.
In addition to its investments in futures contracts on the VIX Index, the Fund may invest in U.S.-listed exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) that provide exposure to the VIX Index (such ETFs and ETNs, along with futures contracts on the VIX Index, are collectively the “VIX Index-Related Instruments”). The Fund may invest in the short-term instruments and cash to provide liquidity or to protect the Fund during periods of heightened volatility when the Adviser believes that it is in the best interest of the Fund to do so.

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Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The section titled “Principal Risks of Investing in the Fund—Management Risk” is deleted and replaced with the following:
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment sleeves and other portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment and asset allocation decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
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The first paragraph of the section titled “Principal Risks of Investing in the Fund—Futures Contracts Risk” is deleted and replaced with the following:
Futures Contracts Risk. The Fund may enter into U.S. listed futures contracts on the VIX Index and U.S. listed futures contracts on the S&P 500® Index. The Fund will not use futures for speculative purposes. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the value of the underlying asset. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are futures contracts based on indices that reflect the market value of common stock of the companies included in the indices. The clearing exchange is deemed to be the counterparty to the Fund, and consequently investments in futures contracts on the S&P 500® Index potentially expose the Fund to counterparty risk with respect to an exchange (i.e., the risk that an exchange or its affiliates will be unable to perform its obligations under the terms of the futures contracts or otherwise defaults).
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The following is added as a new section immediately following “Principal Risks of Investing in the Fund—Liquidity Risk”:
Index Risk. Although the Adviser actively manages the allocation of the Fund's assets among its sleeves, the Fund's equity sleeve is “passively” invested in the components of the S&P 500® Index. Therefore, the Fund would not necessarily buy or sell a security in its equity sleeve unless that security is added or removed, respectively, from the S&P 500® Index, even if that security generally is underperforming. If a specific security is removed from the S&P 500® Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please Retain This Supplement For Future Reference.